Dividends	6 Months Ended
Jun. 30, 2024
Interim Financial Reporting [Abstract]
Dividends

3	Dividends
On 31 July 2024, the Directors approved a second interim dividend for 2024 of $0.10 per ordinary share in respect of the financial year ending
31 December 2024. This distribution amounts to approximately $1.849bn and will be payable on 27 September 2024. No liability is recognised in the financial statements in respect of these dividends.

Dividends paid to shareholders of HSBC Holdings plc
	Half-year to
	30 Jun 2024		30 Jun 2023
	Per share	Total	Per share	Total
	$	$m	$	$m
Dividends paid on ordinary shares
In respect of previous year:
– second interim dividend	—	—	0.23	4,590
– fourth interim dividend	0.31	5,872	—	—
In respect of current year:
– first interim dividend	0.10	1,877	0.10	2,001
– special dividend	0.21	3,942	—	—
Total	0.62	11,691	0.33	6,591
Total coupons on capital securities classified as equity		526		542
Dividends to shareholders		12,217		7,133